SEGMENTED INFORMATION (Details) - CAD ($)	12 Months Ended
	Nov. 30, 2019	Nov. 30, 2018	Nov. 30, 2017
Disclosure of operating segments [line items]
Revenue	$ 429,236	$ 687,381
Cost of sales	(1,985,804)	(758,749)
Other income (expenses)	(384,609)	(5,349,478)	(374,659)
Taxes	(1,659)	1,621
Corporate expenses:
Foreign currency translation	12,775	398,892
Comprehensive loss for the year	(7,612,541)	(7,101,341)	$ (1,928,870)
Capital expenditures:
Intangible assets	1,707,959	1,676,822
Goodwill	3,582,548	3,585,883
Equipment	123,305
Operating segments [member]
Disclosure of operating segments [line items]
Revenue	429,236	687,387
Cost of sales	(1,985,804)	(758,749)
Operating expenses	(445,396)	(318,682)
Other income (expenses)	195,726	(595,791)
Taxes	1,659	(1,621)
Segment loss	(1,804,579)	(987,462)
Corporate expenses:
Operating expenses	(5,401,319)	1,759,084
Other income (expenses)	(580,335)	(4,753,687)
Tax recovery	160,917
Foreign currency translation	12,775	398,892
Total corporate expenses	(5,807,962)	(6,113,879)
Comprehensive loss for the year	(7,612,541)	(7,101,341)
Capital expenditures:
Intangible assets		79,808
Goodwill		3,585,883
Equipment	125,143
Operating segments [member] | Film [Member]
Disclosure of operating segments [line items]
Revenue	0	0
Cost of sales	0	0
Operating expenses	0	0
Other income (expenses)	0	(442,585)
Taxes	0	0
Segment loss	0	(442,585)
Operating segments [member] | Video Games [Member]
Disclosure of operating segments [line items]
Revenue	429,236	687,381
Cost of sales	(1,985,804)	(758,749)
Operating expenses	(445,396)	(318,682)
Other income (expenses)	195,726	(153,206)
Taxes	1,659	(1,621)
Segment loss	(1,804,579)	(544,877)
Capital expenditures:
Intangible assets		79,808
Goodwill		$ 3,585,883
Equipment	$ 125,143